Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities
11.	Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Payroll and welfare payables	39,268	47,583	6,702
Payables for service fees	15,572	15,829	2,229
Other taxes payables	6,070	7,702	1,085
Provision for litigation settlement (a)	23,506	5,976	844
Government subsidy	—	5,000	704
Product warranty liabilities (b)	3,306	2,833	399
Consideration payable to an equity method investment (Note 10)	1,750	1,750	246
Payables for acquisition of property and equipment	3,040	710	100
Accrued interests	749	569	80
Others	4,502	6,197	872

	97,763	94,149	13,261

(a)
A former employee of the Company’s former U.S. subsidiary, EHang, Inc., filed a civil lawsuit against the Company, EHang GZ and certain individual defendants, including Mr. Huazhi Hu, chairman and chief executive officer of the Company, in the United States District Court for the Northern District of California. The plaintiff alleged that he was entitled to receive restricted share units from the Company.

On April 25, 2023, the parties entered into a settlement agreement involving a total payment to the former employee of US$3,375 in four equal quarterly installments within one year. Corresponding amount of the settlement was recognized in other non-operating
expenses for the year ended December 31, 2022. As of December 31, 2023, the Group has outstanding settlement payment of US$844, which was paid to the former employee in the first quarter of 2024.

(b)	A reconciliation of the changes in the Group’s product warranty liability is as follows:

	For the year ended December 31,
	2022	2023
	RMB	RMB	US$
Balance at the beginning of the year	4,758	3,780	532
Accruals during the year	880	2,410	339
Claims during the year	(661)	(594)	(84)
Reversal during the year	(1,197)	(1,710)	(240)

Balance at the ending of the year	3,780	3,886	547
Less: Non-current portion of warranty	(474)	(1,053)	(148)

Current portion of warranty	3,306	2,833	399